RESTRICTED CASH (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash [Line Items]
Restricted cash	$ 1,947	$ 619
Held as collateral for its corporate credit cards [Member]
Restricted Cash [Line Items]
Restricted cash	187	196
Held in trust to be used to offset loan fees [Member]
Restricted Cash [Line Items]
Restricted cash	0	86
Held by wholly-owned subsidiaries for ongoing option agreements [Member]
Restricted Cash [Line Items]
Restricted cash	$ 1,760	$ 337